COMMITMENTS AND CONTINGENCIES - Additional Information - 3 Other Commitments - Land Concession Contracts (Detail) - USD ($) $ in Thousands				1 Months Ended			12 Months Ended
	Sep. 23, 2015	Jan. 29, 2014	Dec. 18, 2013	Feb. 28, 2018	Jan. 31, 2018	Jan. 31, 2016	Dec. 31, 2018
Land concession contracts [Member]
Commitments And Contingencies [Line Items]
Initial contract term (in years)							25 years
Contract term of further renewable consecutive periods (in years)							10 years
Frequency of land use fee amounts to be adjusted							Every five years
Altira Macau - Taipa Land [Member]
Commitments And Contingencies [Line Items]
Government land use fee payable per annum			$ 190
Total commitment for government land use fees							$ 2,245
City of Dreams - Cotai Land [Member]
Commitments And Contingencies [Line Items]
Total commitment for government land use fees							$ 17,896
Contract expiration date							2033-08
Additional land premium paid						$ 23,344
Additional land premium payable		$ 23,344
Government land use fee payable per annum during the development period		1,180
Government land use fee payable per annum after the development period		$ 1,230
Extended end date of development period					Jun. 11, 2018
Studio City - Studio City Land [Member]
Commitments And Contingencies [Line Items]
Total commitment for government land use fees							$ 8,226
Contract expiration date							2026-10
Government land use fee payable per annum during the development period	$ 490
Government land use fee payable per annum after the development period	$ 1,100
Extended end date of development period				Jul. 24, 2021